Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Angi’s general policy is to consider equity grants at scheduled meetings of the Committee, and such grants are either effective on the approval date or a specified future date. The Committee approves annual equity-based awards to NEOs and other executive officers at approximately the same time each year, typically in late February or early March, following the release of earnings results for the prior fiscal year. In addition to annual awards, NEOs and other executive officers may receive awards when they join the Company or in connection with retention efforts and promotions. In addition, the Committee has delegated to Mr. Russakoff and Ms. Shaw the authority to make grants of Angi equity awards to eligible individuals (other than Angi directors and executive officers), subject to certain limitations, generally on the first business day of each calendar month.
The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
While there are stock options outstanding which were issued in previous years, and Angi retains the ability to award stock options under its omnibus stock and annual incentive plan, stock options have not been a component of equity compensation awarded by Angi and/or its affiliates in recent years.

Award Timing Method	Angi’s general policy is to consider equity grants at scheduled meetings of the Committee, and such grants are either effective on the approval date or a specified future date. The Committee approves annual equity-based awards to NEOs and other executive officers at approximately the same time each year, typically in late February or early March, following the release of earnings results for the prior fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false